LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2018
Land Use Rights [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Land use rights, net consist of the following:
	September 30,
	2017	2018
	RMB	RMB
Land use rights	24,757	22,275
Accumulated amortization	(5,649)	(5,711)

Land use rights, net	19,108	16,564